Leases (Tables)	6 Months Ended
Jun. 30, 2026
Presentation of leases for lessee [abstract]
Schedule of Carrying Amounts of Group's Right-Of-Use Assets	The carrying amounts of the Group’s right-of-use assets and the movements during the six months ended 30 June 2026 are as follows:

2026
Right-of-use assets
Balance at 1 January	138,294
Adjustments for indexed leases	5,623
New leases	517
Cancelled leases	(2,953)
Depreciation	(7,610)
Translation difference	(155)
Balance at 30 June	133,716

Schedule of Group's Lease Liabilities	The Group’s lease liabilities and the movements during the six months ended 30 June 2026 are as follows:

2026
Lease liabilities
Balance at 1 January	150,077
Adjustments for indexed leases	5,623
New leases	517
Cancelled leases	(3,257)
Installment payments	(6,240)
Foreign currency adjustment	(781)
Translation difference	(163)
Balance at 30 June	145,776
Current liabilities	(11,819)
Non-current liabilities	133,957

Schedule of Group's Lease Arrangements
The amounts recognized in the unaudited condensed consolidated interim statements of profit or loss and other comprehensive income or loss during the six months ended 30 June 2026 and 2025 in relation to the Group’s lease arrangements are as follows:

	30 June
	2026	2025
Total depreciation expense from right-of-use assets	(7,610)	(6,573)
Interest expense on lease liabilities	(5,059)	(4,062)
Foreign currency difference on lease liability	780	(17,773)
Gain/(loss) from extinguishment of lease agreement	(304)	765
Total amount recognized in profit and loss	(12,193)	(27,643)

Schedule of Maturity Analysis of Undiscounted Lease Payments	The maturity analysis of undiscounted lease payments as of 30 June 2026 is as follows:

2026
Less than one year	19,372
One to five years	71,107
Thereafter	102,560
193,039